RECENTLY ISSUED ACCOUNTING PRONOUNCEMENMTS (Tables)	12 Months Ended
Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives
Film projection equipment	15 years
Furniture and office equipment	5 years
Transportation equipment	5 years
Leasehold improvements	lesser of original lease term or estimated useful life

Schedule of estimated weighted average useful lives
Membership	1.8 years
Favorable lease	1 - 4.5 years